Summary of significant accounting policies (Details 1)	12 Months Ended
Sep. 30, 2018
Machinery and equipment
Accounting Policies [Line Items]
Estimated useful lives	5 - 10 years
Transportation equipment
Accounting Policies [Line Items]
Estimated useful lives	4 years
Office equipment
Accounting Policies [Line Items]
Estimated useful lives	3 - 5 years
Leasehold improvement
Accounting Policies [Line Items]
Estimated useful lives	Shorter of lease term or useful life